Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income (loss)	$ 563,000,000	$ (665,000,000)	$ (1,097,000,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Non-cash LNG inventory write-downs	0	0	18,000,000
Depreciation and amortization expense	356,000,000	174,000,000	83,000,000
Share-based compensation expense	91,000,000	101,000,000	172,000,000
Non-cash interest expense	75,000,000	77,000,000	59,000,000
Amortization of debt issuance costs, deferred commitment fees, premium and discount	69,000,000	62,000,000	48,000,000
Loss on early extinguishment of debt	100,000,000	135,000,000	124,000,000
Total losses (gains) on derivatives, net	62,000,000	(28,000,000)	168,000,000
Net cash used for settlement of derivative instruments	(106,000,000)	(45,000,000)	(100,000,000)
Impairment expense and loss on disposal of assets	19,000,000	13,000,000	91,000,000
Other	(4,000,000)	4,000,000	1,000,000
Changes in operating assets and liabilities:
Accounts and other receivables	(139,000,000)	(207,000,000)	(1,000,000)
Accounts receivable—related party	(2,000,000)	0	0
Inventory	(73,000,000)	(119,000,000)	(28,000,000)
Accounts payable and accrued liabilities	225,000,000	64,000,000	2,000,000
Deferred revenue	34,000,000	42,000,000	(4,000,000)
Other, net	(39,000,000)	(12,000,000)	(19,000,000)
Net cash provided by (used in) operating activities	1,231,000,000	(404,000,000)	(483,000,000)
Cash flows from investing activities
Property, plant and equipment, net	(3,357,000,000)	(4,356,000,000)	(6,853,000,000)
Investment in equity method investment	(41,000,000)	0	0
Other	17,000,000	(57,000,000)	(131,000,000)
Net cash provided by (used in) investing activities	(3,381,000,000)	(4,413,000,000)	(6,984,000,000)
Cash flows from financing activities
Proceeds from issuances of debt	6,854,000,000	12,865,000,000	7,073,000,000
Repayments of debt	(3,632,000,000)	(7,671,000,000)	0
Debt issuance and deferred financing costs	(89,000,000)	(172,000,000)	(513,000,000)
Debt extinguishment costs	0	(14,000,000)	0
Distributions and dividends to non-controlling interest	(185,000,000)	(80,000,000)	(80,000,000)
Proceeds from exercise of stock options	0	0	2,000,000
Payments related to tax withholdings for share-based compensation	(12,000,000)	(20,000,000)	(61,000,000)
Other	0	0	2,000,000
Net cash provided by (used in) financing activities	2,936,000,000	4,908,000,000	6,423,000,000
Net increase (decrease) in cash, cash equivalents and restricted cash	786,000,000	91,000,000	(1,044,000,000)
Cash, cash equivalents and restricted cash—beginning of period	1,827,000,000	1,736,000,000	2,780,000,000
Cash, cash equivalents and restricted cash—end of period	$ 2,613,000,000	$ 1,827,000,000	$ 1,736,000,000